Income tax (Tables)	9 Months Ended
Sep. 30, 2018
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Schedule of Major Components of Income Tax

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2018	2017	2018	2017
	(in thousands)		(in thousands)
	£	£	£	£
Current tax	778	532	3,119	1,609
Deferred tax	(7)	46	(56)	46

Income tax credit	771	578	3,063	1,655

	September 30, 2018	December 31, 2017
	(in thousands)
	£	£
Current income tax receivable
U.K. tax	5,421	4,207
U.S. tax	17	18

	5,438	4,225

Deferred tax asset
U.S. deferred tax asset	26	81